Pledged Assets, Contingent Liabilities and Other Obligations	12 Months Ended
Dec. 31, 2022
Pledged Assets, Contingent Liabilities and Other Obligations
Pledged Assets, Contingent Liabilities and Other Obligations

Note 33 Pledged Assets, Contingent Liabilities and Other Obligations

The Group is required to pay Kyowa Kirin Services Ltd., f/k/a Archimedes Development Ltd (“Archimedes”) a fixed royalty of 3% of net sales of Nefecon/Tarpeyo covered by the license in according to the Group’s agreement with Archimedes pursuant to which Calliditas were granted (i) an exclusive license to joint intellectual property developed with Archimedes and (ii) a non-exclusive license to certain of Archimedes’ know-how as necessary or useful to develop and commercialize Nefecon or other product candidates.

The Group has exclusive rights to use, develop and market the formulation under the license agreement with Archimedes, and Archimedes only has rights to royalties when the product is sold in the future. The Group will then have an obligation to pay a low single digit percentage of royalties based on net sales until the exclusive license for the patent covering the formulation of Nefecon expires in 2029.

The Group has pledged assets amounted to SEK 6,859 and SEK 3,915 as of December 31, 2022 and 2021, respectively, which consist of restricted bank accounts and lease deposits. The assets are pledged for the benefit of certain lessors and other suppliers. The Group has no other obligations.